Employee Benefit Plans (Transactions Under The Company's Stock Option Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Options Outstanding, shares	643,206	775,468
Options granted, shares	25,000	127,000
Options exercised, shares	(117,240)	(233,105)
Options forfeited, shares	(12,499)	(2,890)
Options expired, shares	(22,135)	(23,267)
Options Outstanding, shares	516,332	643,206	775,468
Options Exercisable: Shares Exercisable	415,837
Weighted Average exercise Price: Options Outstanding	$ 6.80	$ 5.90
Weighted Averae Exercise Price: Optons granted	$ 6.00	$ 6.54
Weighted Average Exercise Price: Options exercised	$ 4.99	$ 3.39
Weighted Average Exercise Price: Options forfeited	$ 6.06	$ 3.98
Weighted Average Exercise Price: Options expired	$ 9.73	$ 9.62
Weighted Average exercise Price: Options Outstanding	$ 7.06	$ 6.80	$ 5.90
Weighted Average Exercise Price: Options Exercisable	$ 7.21
Weighted Average Remaining Contractual Life (in years): Options Outstanding	5 years 4 months 24 days	5 years 3 months 18 days	3 years 10 months 24 days
Weighted Average Remaining Contractual Life (in years): Options Outstanding	5 years 4 months 24 days	5 years 3 months 18 days	3 years 10 months 24 days
Weighted Average Remaining Contractual Life (in years): Options Exercisable	4 years 7 months 6 days
Aggregate Intrinsic Value: Options Outstanding	$ 517,867	$ 1,049,184
Aggregate Intrinsic Value: Options Outstanding	327,725	517,867	1,049,184
Aggregate Intrinsic Value: Options Exercisable	$ 322,325